Long-Term Debt (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 07, 2012 Loan Agreement
Future minimum payments related to long-term debt
2013		$ 5,304
2014		8,908
2015		10,108
Less amount representing interest		(3,120)
Less Deferred Fee		(1,200)		(1,200)
Future minimum principal payments		20,000
Less current portion	7,656	3,668	5,997
Noncurrent financing obligations		$ 16,332